Intangible assets and goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill impairment charge	$ 0	$ 0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	969,820	768,497
Disposal of subsidiary		(7,664)
Acquisition through business combinations	172,472	198,439
Effect of movements in exchange rates	(15,524)	10,548
Intangible assets and goodwill at end of period	1,126,768	969,820
Goodwill | Nuvei Corporation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	313,560	313,560
Disposal of subsidiary		0
Acquisition through business combinations	60,178	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	373,738	313,560
Goodwill | Digital Payments
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	640,877	431,890
Disposal of subsidiary		0
Acquisition through business combinations	112,294	198,439
Effect of movements in exchange rates	(15,524)	10,548
Intangible assets and goodwill at end of period	737,647	640,877
Goodwill | CreditGuard
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	7,664
Disposal of subsidiary		(7,664)
Acquisition through business combinations	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	0	0
Goodwill | Loan Payment Pro ("LPP")
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,383	15,383
Disposal of subsidiary		0
Acquisition through business combinations	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 15,383	$ 15,383